Financial instruments and financial risk management - License agreement (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended
	Jan. 06, 2021 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)
AgomAb
Financial instruments and financial risk management
Fair value of current financial assets		$ 4.3
AgomAb | Preferred Class B Shares
Financial instruments and financial risk management
Proceeds from issue of shares | €			€ 38.4
Zai Lab
Financial instruments and financial risk management
Number of shares issued | shares	568,182
Share price | $ / shares	$ 132
Fair value of current financial assets	$ 16.0